SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES ASSUMED IN MERGER (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued tax payable	$ 45,008
Total accrued and other current liabilities assumed in Merger	$ 45,008	$ 45,008
Accrued tax payable		$ 45,008